Current Tax Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2018
CURRENT TAX RECEIVABLES AND PAYABLES
Summary of Current Tax Receivables and Payables

The detail of current tax receivables as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018	12-31-2017
Tax Receivables	ThCh$	ThCh$
Monthly provisional tax payments	37,544,939	54,863,660
Tax credit for absorbed profits	15,037,217	10,177,809
Minimum presumed income	191,118	5,000
Other	—	118,239
Total	52,773,274	65,164,708

The detail of current tax payables as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018	12-31-2017
Tax Payables	ThCh$	ThCh$
Income tax	12,541,174	66,933,261
Total	12,541,174	66,933,261